Shareholder Fees - FidelityGlobalCommodityStockFund-RetailPRO	Dec. 30, 2022 USD ($)
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none